Finance Receivables - TDR Average Net Receivables Held for Investment and Sale (Details) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2016
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	$ 245,000,000	$ 979,000,000	$ 1,135,000,000
TDR finance charges recognized	15,000,000	51,000,000	64,000,000
TDR net finance receivables	260,000,000			$ 255,000,000
Individually evaluated for impairment (TDR finance receivables)	55,000,000	36,000,000
OneMain Holdings Inc [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
Individually evaluated for impairment (TDR finance receivables)	55,000,000	36,000,000
Consumer Portfolio Segment [Member] | Consumer Loan Held for sale [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	2,000,000	0
TDR finance charges recognized	0	0
Residential Portfolio Segment [Member] | Real Estate Loans Held for Sale [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	91,000,000	250,000,000
TDR finance charges recognized	5,000,000	5,000,000
Financing Receivable [Member] | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	94,000,000	91,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	93,000,000	250,000,000
TDR finance charges recognized	5,000,000	5,000,000
TDR net finance receivables	94,000,000	91,000,000
Consumer Loan [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	46,000,000			117,000,000
Consumer Loan [Member] | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	2,000,000	0
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	2,000,000	0
Real Estate Loan [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	201,000,000			138,000,000
Real Estate Loan [Member] | Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	92,000,000	91,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	92,000,000	91,000,000
Spring Castle Portfolio [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	13,000,000			$ 0
Spring Castle Portfolio [Member] | Spring Castle portfolio held for investment [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables		11,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables		10,000,000
Individually evaluated for impairment (TDR finance receivables)		3,000,000
Consumer Loan [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	35,000,000	17,000,000	15,000,000
TDR finance charges recognized	3,000,000	2,000,000	1,000,000
Individually evaluated for impairment (TDR finance receivables)	17,000,000	1,000,000
Spring Castle Portfolio [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	12,000,000	5,000,000	0
TDR finance charges recognized	1,000,000	1,000,000	0
Individually evaluated for impairment (TDR finance receivables)	4,000,000	3,000,000
Spring Castle Portfolio [Member] | Spring Castle portfolio held for investment [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	14,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	13,000,000
Individually evaluated for impairment (TDR finance receivables)	4,000,000
Real Estate Loans Held for Investment [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR average net receivables	198,000,000	957,000,000	1,120,000,000
TDR finance charges recognized	11,000,000	48,000,000	$ 63,000,000
Real Estate Loans Held for Investment [Member] | Real Estate Loan [Member] | Real Estate Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	200,000,000	196,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	201,000,000	196,000,000
Individually evaluated for impairment (TDR finance receivables)	34,000,000	32,000,000
Consumer loan held for investment [Member] | Consumer Loan [Member] | Consumer Loan Held for sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	46,000,000	22,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	46,000,000	22,000,000
Individually evaluated for impairment (TDR finance receivables)	17,000,000	1,000,000
finance receivables loans Held for Investment [Member] | Financing Receivable [Member] | finance receivables Loans Held for Sale [Member]
Financing Receivable, Modifications [Line Items]
TDR gross finance receivables	260,000,000	229,000,000
TDR average net receivables and finance charges recognized on TDR finance receivables
TDR net finance receivables	260,000,000	228,000,000
Individually evaluated for impairment (TDR finance receivables)	55,000,000	36,000,000
Credit Card Receivable [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
Individually evaluated for impairment (TDR finance receivables)	0	0
Residential Portfolio Segment [Member]
TDR average net receivables and finance charges recognized on TDR finance receivables
Individually evaluated for impairment (TDR finance receivables)	$ 34,000,000	$ 32,000,000